United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-09687

                 AllianceBernstein Disciplined Value Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
LARGE-CAP VALUE
--------------------------------------------------------------------------------


AllianceBernstein Disciplined Value Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 3, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Disciplined Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund may also invest up to 15% of its total assets in non-U.S. companies.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2003.


INVESTMENT RESULTS*

Periods Ended May 31, 2003

                              ---------------------------------
                                           Returns
                              ---------------------------------
                                 6 Months          12 Months
                              --------------     --------------
AllianceBernstein
Disciplined Value Fund
    Class A                        13.00%            -6.27%
---------------------------------------------------------------
    Class B                        12.59%            -6.92%
---------------------------------------------------------------
    Class C                        12.61%            -6.92%
---------------------------------------------------------------
Russell 1000 Value Index            5.40%            -7.86%
---------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 1


forecasted growth values. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Disciplined Value Fund.

Additional investment results appear on page 4.

The Fund outperformed the Russell 1000 Value Index during both the six- and 12-month periods ending May 31, 2003. During the six-month period, the Fund's Class A shares appreciated 13.00% as compared to the Fund's primary style benchmark, the Russell 1000 Value Index, which appreciated 5.40%. The Fund's outperformance during this period was almost entirely due to stock selection. Sector selection was a modest detractor from Fund performance.

Technology stocks were the largest contributors to excellent performance during the six-month period. Veritas Software, Juniper Networks, Intersil and Marvell Technology Group all contributed large gains to performance. Each of the companies delivered better-than-expected business performance during the period. On the other side of the ledger, performance detractors included HCA-Healthcare, newly introduced Microsoft, King Pharmaceuticals, PMI Group, and Pfizer.

The Fund's 12-month performance was negative as the Fund was unable to sidestep the carnage of last year's bear market. During the 12-month period, the Fund's Class A shares declined 6.27% as compared to the Russell 1000 Value Index, which declined 7.86%. The Fund's outperformance versus the benchmark was primarily due to sector selection. Technology was the largest contributor to Fund performance during this period, as well. Juniper Networks, Veritas Software, Sealed Air Corp., Intersil, and Marvell Technology all contributed nicely to performance. With the exception of Sealed Air, most of these companies' performance contributions occurred in calendar year 2003. Detracting somewhat from 12-month performance were Tenet Healthcare, J.P. Morgan Chase, Dynegy Inc., HCA-Healthcare, and Lucent Technologies.

Market Overview and Investment Strategy

The 12-month reporting period was defined by two quite disparate investment environments. The first half of the period can be characterized as one of extreme risk aversion on the part of equity investors and a strong preference for "safe" assets (e.g., CD's and Treasuries). In the second half of the period, stock prices recovered.

The Fund's investment strategy is rooted in our relative value investment philosophy. Buying good businesses at cheap prices (when expectations are low) is what our investment strategy is all about. During the reporting period, the Fund's portfolio favored stocks in the technology and telecommunications sectors.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
12/22/99
Class B Shares
12/22/99
Class C Shares
12/22/99


PORTFOLIO STATISTICS
Net Assets ($mil): $268.8
Average Market Capitalization ($mil): $13,187


SECTOR BREAKDOWN
    20.7%  Finance
    18.3%  Health Care
    16.8%  Technology
    11.2%  Consumer Services
     7.8%  Energy
     6.5%  Transportation                           [PIE CHART OMITTED]
     6.3%  Consumer Staples
     2.1%  Basic Industry
     1.7%  Consumer Manufacturing
     1.7%  Multi-Industry Companies
     0.8%  Utility
     0.8%  Aerospace & Defense

     5.3%  Short-Term


All data as of May 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                 1 Year                   -6.27%                   -10.25%
        Since Inception*                   6.31%                     4.99%

Class B Shares
-------------------------------------------------------------------------------

                 1 Year                   -6.92%                   -10.64%
        Since Inception*                   5.60%                     5.34%


Class C Shares
-------------------------------------------------------------------------------

                 1 Year                   -6.92%                    -7.85%
        Since Inception*                   5.57%                     5.57%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                Class A          Class B           Class C
                                 Shares           Shares            Shares
-------------------------------------------------------------------------------
                 1 Year           1.16%            0.75%             3.84%
        Since Inception*          4.75%            5.06%             5.29%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 12/22/99.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                              U.S. $ Value   Net Assets
_______________________________________________________________________________

American International Group                         $ 10,707,800          4.0%
-------------------------------------------------------------------------------
Union Pacific Corp.                                    10,673,250          4.0
-------------------------------------------------------------------------------
Bank One Corp.                                         10,274,000          3.8
-------------------------------------------------------------------------------
Citigroup, Inc.                                        10,255,000          3.8
-------------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A                 9,791,250          3.6
-------------------------------------------------------------------------------
Kerr-McGee Corp.                                        9,516,000          3.5
-------------------------------------------------------------------------------
ACE, Ltd.                                               9,125,000          3.4
-------------------------------------------------------------------------------
VERITAS Software Corp.                                  9,018,750          3.4
-------------------------------------------------------------------------------
Pfizer, Inc.                                            8,065,200          3.0
-------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                       7,966,000          3.0
-------------------------------------------------------------------------------
                                                     $ 95,392,250         35.5%


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 5


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-93.7%

Finance-20.5%
Banking - Money Center-1.8%
J. P. Morgan Chase & Co.                                150,000   $  4,929,000
                                                                  ------------
Banking - Regional-3.8%
Bank One Corp.                                          275,000     10,274,000
                                                                  ------------
Brokerage & Money Management-2.1%
Merrill Lynch & Co., Inc.                                85,000      3,680,500
Morgan Stanley                                           40,000      1,830,000
                                                                  ------------
                                                                     5,510,500
                                                                  ------------
Insurance-9.0%
ACE, Ltd.                                               250,000      9,125,000
American International Group                            185,000     10,707,800
MetLife, Inc.                                            75,000      2,097,750
XL Capital, Ltd. Cl.A                                    25,000      2,176,250
                                                                  ------------
                                                                    24,106,800
                                                                  ------------
Miscellaneous-3.8%
Citigroup, Inc.                                         250,000     10,255,000
                                                                  ------------
                                                                    55,075,300
                                                                  ------------
Health Care-18.2%
Biotechnology-3.2%
Applera Corp.-Applied Biosystems Group                  225,000      4,380,750
Cephalon, Inc.(a)                                        50,000      2,259,500
Human Genome Sciences, Inc.(a)                          125,000      1,831,250
                                                                  ------------
                                                                     8,471,500
                                                                  ------------
Drugs-3.0%
Pfizer, Inc.                                            260,000      8,065,200
                                                                  ------------
Medical Products-3.4%
Stryker Corp.                                            70,000      4,713,800
Zimmer Holdings, Inc.(a)                                100,000      4,486,000
                                                                  ------------
                                                                     9,199,800
                                                                  ------------
Medical Services-8.6%
HCA Healthcare Corp.                                    135,000      4,455,000
Health Management Associates, Inc. Cl.A                 525,000      9,791,250
Tenet Healthcare Corp.(a)                               275,000      4,589,750
WellPoint Health Networks, Inc.(a)                       50,000      4,267,000
                                                                  ------------
                                                                    23,103,000
                                                                  ------------
                                                                    48,839,500
                                                                  ------------
Technology-16.7%
Communication Equipment-2.6%
Juniper Networks, Inc.(a)                               500,000      6,940,000
                                                                  ------------


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Computer Services-3.6%
Affiliated Computer Services, Inc. Cl.A(a)               50,000   $  2,317,000
BISYS Group, Inc.(a)                                    125,000      2,250,000
First Data Corp.                                        125,000      5,177,500
                                                                  ------------
                                                                     9,744,500
                                                                  ------------
Computer Software-6.1%
Microsoft Corp.                                         300,000      7,383,000
VERITAS Software Corp.(a)                               325,000      9,018,750
                                                                  ------------
                                                                    16,401,750
                                                                  ------------
Semi-Conductor Components-4.4%
Agere Systems, Inc. Cl.A(a)                             750,000      1,830,000
Intersil Corp. Cl.A(a)                                  325,000      7,943,000
Marvell Technology Group, Ltd.(a)                        65,000      2,061,150
                                                                  ------------
                                                                    11,834,150
                                                                  ------------
                                                                    44,920,400
                                                                  ------------
Consumer Services-11.1%
Broadcasting & Cable-7.2%
AOL Time Warner, Inc.(a)                                160,000      2,435,200
Comcast Corp. Cl.A(a)                                   150,000      4,323,000
Cox Communications, Inc. Cl.A(a)                        150,000      4,647,000
Viacom, Inc. Cl.B(a)                                    175,000      7,966,000
                                                                  ------------
                                                                    19,371,200
                                                                  ------------
Cellular Communications-0.7%
AT&T Wireless Services, Inc.(a)                         250,000      1,942,500
                                                                  ------------
Entertainment & Leisure-0.8%
Harley-Davidson, Inc.                                    50,000      2,108,000
                                                                  ------------
Retail-General Merchandise-2.4%
Dillard's, Inc. Cl.A                                    165,300      2,208,408
J.C. Penney Co., Inc. (Holding Company)                 125,000      2,165,000
The Home Depot, Inc.                                     65,000      2,111,850
                                                                  ------------
                                                                     6,485,258
                                                                  ------------
                                                                    29,906,958
                                                                  ------------
Energy-7.7%
Domestic Integrated-2.6%
Amerada Hess Corp.                                       90,000      4,410,000
Occidental Petroleum Corp.                               75,000      2,530,500
                                                                  ------------
                                                                     6,940,500
                                                                  ------------
Domestic Producers-3.5%
Kerr-McGee Corp.                                        200,000      9,516,000
                                                                  ------------
Miscellaneous-1.6%
ConocoPhillips                                           80,000      4,317,600
                                                                  ------------
                                                                    20,774,100
                                                                  ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 7


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Transportation-6.4%
Railroad-5.7%
Burlington Northern Santa Fe Corp.                      159,200   $  4,697,992
Union Pacific Corp.                                     175,000     10,673,250
                                                                  ------------
                                                                    15,371,242
                                                                  ------------
Railroad Transportation-0.7%
Norfolk Southern Corp.                                   85,000      1,863,200
                                                                  ------------
                                                                    17,234,442
                                                                  ------------
Consumer Staples-6.2%
Beverages-1.6%
Anheuser-Busch Cos., Inc.                                85,000      4,473,550
                                                                  ------------
Cosmetics-0.7%
Avon Products, Inc.                                      30,000      1,828,200
                                                                  ------------
Tobacco-3.9%
Loews Corp.                                             100,000      4,810,000
Loews Corp.-Carolina Group                              225,000      5,661,000
                                                                  ------------
                                                                    10,471,000
                                                                  ------------
                                                                    16,772,750
                                                                  ------------
Basic Industry-2.1%
Mining & Metals-1.4%
Ashland, Inc.                                           110,000      3,570,600
                                                                  ------------
Paper & Forest Products-0.7%
Pactiv Corp.(a)                                         100,000      1,955,000
                                                                  ------------
                                                                     5,525,600
                                                                  ------------
Consumer Manufacturing-1.7%
Building & Related-1.7%
American Standard Cos., Inc.(a)                          60,000      4,439,400
                                                                  ------------
Multi-Industry Companies-1.6%
Tyco International, Ltd.                                250,000      4,425,000
                                                                  ------------
Utility-0.8%
Electric & Gas-0.8%
Edison International(a)                                 125,000      2,035,000
                                                                  ------------
Aerospace & Defense-0.7%
Aerospace-0.7%
Goodrich Corp.                                          110,000      2,009,700
                                                                  ------------
Total Common Stocks
   (cost $215,117,227)                                             251,958,150
                                                                  ------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


                                                      Principal
                                                         Amount
                                                           (000)  U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.2%
Time Deposit-5.2%
State Street Euro Dollar
   0.75%, 6/02/03
   (cost $14,025,000)                                   $14,025   $ 14,025,000
                                                                  ------------
Total Investments-98.9%
  (cost $229,142,227)                                              265,983,150
Other assets less liabilities*-1.1%                                  2,857,610
                                                                  ------------
Net Assets-100%                                                   $268,840,760
                                                                  ============


* SECURITY LENDING INFORMATION

Includes cash collateral received of $5,394,000 for securities on loan as of May 31, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                   Current                  U.S. $      of Net
                                    Yield      Shares        Value      Assets
                                   --------  -----------  -----------  --------
UBS Private Money Market Fund LLC    1.22%    5,394,000    $5,394,000    2.0%


(a)   Non-income producing security.

      See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 9


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value
   (cost $229,142,227)                                         $  265,983,150(a)
Cash                                                                      717
Receivable for investment securities sold                           6,335,140
Collateral held for securities loaned                               5,394,000
Receivable for capital stock sold                                   1,630,255
Dividends and interest receivable                                     342,388
                                                               --------------
Total assets                                                      279,685,650
                                                               --------------
LIABILITIES
Payable for collateral received on securities loaned                5,394,000
Payable for investment securities purchased                         4,683,867
Payable for capital stock redeemed                                    186,037
Distribution fee payable                                              166,500
Advisory fee payable                                                  163,356
Accrued expenses and other liabilities                                251,130
                                                               --------------
Total liabilities                                                  10,844,890
                                                               --------------
Net Assets                                                     $  268,840,760
                                                               ==============
COMPOSITION OF NET ASSETS
Capital stock, at par                                          $       22,270
Additional paid-in capital                                        289,104,834
Accumulated net investment loss                                      (934,526)
Accumulated net realized loss on investment transactions          (56,192,741)
Net unrealized appreciation of investments                         36,840,923
                                                               --------------
                                                               $  268,840,760
                                                               ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
   ($91,757,515/7,484,211 shares of capital
   stock issued and outstanding)                                       $12.26
Sales charge--4.25% of public offering price                              .54
                                                                       ------
Maximum offering price                                                 $12.80
                                                                       ======
Class B Shares
Net asset value and offering price per share
   ($129,655,397/10,823,189 shares of capital
   stock issued and outstanding)                                       $11.98
                                                                       ======
Class C Shares
Net asset value and offering price per share
   ($47,427,848/3,962,859 shares of capital
   stock issued and outstanding)                                       $11.97
                                                                       ======


(a)  Includes securities on loan with a value of $5,077,488 (see Note F).

     See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes
   withheld of $3,601)                             $ 1,306,318
Interest                                                32,637     $ 1,338,955
                                                   -----------
EXPENSES
Advisory fee                                           817,573
Distribution fee--Class A                              108,942
Distribution fee--Class B                              540,655
Distribution fee--Class C                              186,307
Transfer agency                                        332,972
Administrative                                          65,000
Custodian                                               64,646
Printing                                                63,017
Registration                                            52,677
Audit and legal                                         33,337
Directors' fees                                          5,000
Miscellaneous                                            3,481
                                                   -----------
Total expenses                                       2,273,607
Less: expense offset arrangement
   (see Note B)                                           (126)
                                                   -----------
Net expenses                                                         2,273,481
                                                                   -----------
Net investment loss                                                   (934,526)
                                                                   -----------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT TRANSACTIONS
Net realized gain on investment
   transactions                                                        755,922
Net change in unrealized
   appreciation/depreciation
   of investments                                                   28,748,941
                                                                   -----------
Net gain on investment transactions                                 29,504,863
                                                                   -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                 $28,570,337
                                                                   ===========


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 11


STATEMENT OF CHANGES IN NET ASSETS

                                                Six Months Ended   Year Ended
                                                  May 31, 2003     November 30,
                                                   (unaudited)         2002
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                               $   (934,526)   $ (1,373,331)
Net realized gain (loss) on investment
   transactions                                        755,922     (48,283,163)
Net change in unrealized
   appreciation/depreciation
   of investments                                   28,748,941      (1,206,830)
                                                  ------------    ------------
Net increase (decrease) in net assets
   from operations                                  28,570,337     (50,863,324)
CAPITAL STOCK TRANSACTIONS
Net increase                                        16,079,373      64,443,611
                                                  ------------    ------------
Total increase                                      44,649,710      13,580,287
NET ASSETS
Beginning of period                                224,191,050     210,610,763
                                                  ------------    ------------
End of period                                     $268,840,760    $224,191,050
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Disciplined Value Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 6, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 13


Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annualized rate of .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20% and 3.20% of the daily average net assets for Class A, Class B and Class C shares, respectively. For the six months ended May 31, 2003, there were no fees waived by the Adviser.

Pursuant to the advisory agreement, the Fund paid $65,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 15


The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $250,148 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $126 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $7,715 from the sale of Class A shares and $244, $115,998 and $1,862 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $973,971, of which $61,765 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,548,864 and $804,498 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                   Purchases         Sales
                                                  ------------    ------------
Investment securities                             $208,249,817    $202,709,723
U.S. government securities                           4,342,000       9,151,420


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 37,982,450
Gross unrealized depreciation                                       (1,141,527)
                                                                  ------------
Net unrealized appreciation                                       $ 36,840,923
                                                                  ============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolios against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 17


of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                    2002            2001
                                                ------------    ------------
Distributions paid from:
   Ordinary income                              $         -0-   $    188,776
                                                ------------    ------------
Total taxable distributions                               -0-        188,776
                                                ------------    ------------
Total distributions paid                        $         -0-   $    188,776
                                                ------------    ------------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (47,038,553)(a)
Unrealized appreciation/(depreciation)                            (1,818,128)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (48,856,681)
                                                               =============

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $47,038,553, of which $5,082,909 expires in the year 2009 and $41,955,644 expires in year 2010.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the"Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the account of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2003, the Fund had loaned securities with a value of $5,077,488 and received cash collateral of $5,394,000 which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended May 31, 2003, the Fund earned fee income of $3,310 which is included in interest income in the accompanying statement of operations.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


NOTE G

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                  Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,275,736     5,117,274     $24,686,365     $60,119,985
------------------------------------------------------------------------------
Shares converted
  from Class B            42,751       132,244         467,493       1,701,684
------------------------------------------------------------------------------
Shares redeemed       (1,784,371)   (4,152,312)    (18,324,687)    (46,596,267)
------------------------------------------------------------------------------
Net increase             534,116     1,097,206     $ 6,829,171     $15,225,402
==============================================================================

CLASS B
Shares sold            1,826,204     6,850,603     $19,170,886     $82,969,545
------------------------------------------------------------------------------
Shares converted
  to Class A             (43,690)     (140,834)       (467,493)     (1,701,684)
------------------------------------------------------------------------------
Shares redeemed       (1,386,264)   (3,876,768)    (13,986,902)    (42,897,879)
------------------------------------------------------------------------------
Net increase             396,250     2,833,001     $ 4,716,491     $38,369,982
==============================================================================

CLASS C
Shares sold              975,424     2,200,091     $10,316,538     $26,594,561
------------------------------------------------------------------------------
Shares redeemed         (569,254)   (1,414,167)     (5,782,827)    (15,746,334)
------------------------------------------------------------------------------
Net increase             406,170       785,924     $ 4,533,711     $10,848,227
==============================================================================


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 19


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Class A
                                            --------------------------------------------------
                                             Six Months
                                               Ended            Year Ended        December 22,
                                               May 31,          November 30,       1999(a) to
                                                2003     ------------------------  November 30,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.85       $13.09       $11.42       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.02)        (.01)        (.07)(c)     (.03)(c)
Net realized and unrealized gain (loss)
   on investment transactions                   1.43        (2.23)        1.82         1.45
                                              ------       ------        -----        -----
Net increase (decrease) in net asset value
   from operations                              1.41        (2.24)        1.75         1.42
                                              ---------------------------------------------

LESS: DISTRIBUTIONS
Distributions in excess of net realized
   gain on investment transactions                -0-          -0-        (.08)          -0-
Net asset value, end of period                $12.26       $10.85       $13.09       $11.42

TOTAL RETURN
Total investment return based on
   net asset value(d)                          13.00%      (17.11)%      15.40%       14.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                           $91,758      $75,413      $76,617      $14,583
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            1.59%(e)     1.59%        1.85%        2.50%(e)
   Expenses, before waivers/
      reimbursements                            1.59%(e)     1.59%        1.88%        9.25%(e)
   Net investment loss                          (.37)%(e)    (.10)%       (.55)%(c)    (.33)%(c)(e)
Portfolio turnover rate                           99%         218%         299%         249%



See footnote summary on page 22.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Class B
                                            --------------------------------------------------
                                             Six Months
                                               Ended            Year Ended        December 22,
                                               May 31,          November 30,       1999(a) to
                                                2003     ------------------------  November 30,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.64       $12.93       $11.36       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.06)        (.10)        (.16)(c)     (.11)(c)
Net realized and unrealized gain (loss)
   on investment transactions                   1.40        (2.19)        1.81         1.47
                                               -----       ------        -----        -----
Net increase (decrease) in net asset value
   from operations                              1.34        (2.29)        1.65         1.36
                                               --------------------------------------------
LESS: DISTRIBUTIONS
Distributions in excess of net realized
   gain on investment transactions                -0-          -0-        (.08)          -0-
Net asset value, end of period                $11.98       $10.64       $12.93       $11.36

TOTAL RETURN
Total investment return based on
   net asset value(d)                          12.59%      (17.71)%      14.60%       13.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                          $129,655     $110,968      $98,204       $2,597
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.34%(e)     2.32%        2.55%        3.20%(e)
   Expenses, before waivers/
      reimbursements                            2.34%(e)     2.32%        2.60%        8.16%(e)
   Net investment loss                         (1.11)%(e)    (.84)%      (1.28)%(c)   (1.08)%(c)(e)
Portfolio turnover rate                           99%         218%         299%         249%



See footnote summary on page 22.


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 21


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Class C
                                            --------------------------------------------------
                                             Six Months
                                               Ended            Year Ended        December 22,
                                               May 31,          November 30,       1999(a) to
                                                2003     ------------------------  November 30,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.63       $12.92       $11.34       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.06)        (.10)        (.16)(c)     (.12)(c)
Net realized and unrealized gain (loss)
   on investment transactions                   1.40        (2.19)        1.82         1.46
                                               -----       ------        -----        -----
Net increase (decrease) in net asset value
   from operations                              1.34        (2.29)        1.66         1.34
                                               --------------------------------------------
LESS: DISTRIBUTIONS
Distributions in excess of net realized
   gain on investment transactions                -0-          -0-        (.08)          -0-
Net asset value, end of period                $11.97       $10.63       $12.92       $11.34

TOTAL RETURN
Total investment return based on
   net asset value(d)                          12.61%      (17.72)%      14.71%       13.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                           $47,428      $37,810      $35,790       $2,525
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.31%(e)     2.30%        2.56%        3.20%(e)
   Expenses, before waivers/
      reimbursements                            2.31%(e)     2.30%        2.60%       10.14%(e)
   Net investment loss                         (1.07)%(e)    (.82)%      (1.28)%(c)   (1.08)%(c)(e)
Portfolio turnover rate                           99%         218%         299%         249%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees waived and expenses reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Frank V. Caruso, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee


_______________________________________________________________________________

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 23


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio
Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND


AllianceBernstein Disciplined Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIDVFSR0503



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Disciplined Value Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003